Information Concerning the Group's Consolidated Operations - Revenues by Country of Origin and Other Income (Detail) - USD ($) $ in Thousands	3 Months Ended			6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023		Jun. 30, 2024	Jun. 30, 2023
Disclosure of revenue [line items]
Revenue	$ 8,061	$ 178	[1]	$ 12,589	$ 317	[2]
Research tax credit	1,404	1,275		3,336	4,391
Subsidies and other	38	547		76	851
Other income	1,442	1,823	[1]	3,412	5,242	[2]
Total revenues and other income	9,504	2,001	[1]	16,002	5,560	[2]
France [member]
Disclosure of revenue [line items]
Revenue	8,061	178		12,589	317
United States [member]
Disclosure of revenue [line items]
Revenue	$ 0	$ 0		$ 0	$ 0

[1]	These amounts reflect Calyxt's adjustments as presented in Cellectis 2023 20F (Note 3)
[2]	These amounts reflect Calyxt's adjustments as presented in Cellectis 2023 20F (Note 3)